Financial income, net	12 Months Ended
Dec. 31, 2025
Revenue from Contract with Customer [Abstract]
Financial income, net

Note 12 – Financial income, net

	Year ended December 31,
	2025	2024	2023
	(in thousands)
Bank fees	$16	$15	$11
Interest income	(914)	(503)	(375)
Loss from sale of marketable debt securities	81	12	13
Change in fair value of convertible note	-	-	(265)
Foreign currency (gains) losses	76	(40)	36
	$(741)	$(516)	$(580)